Financial Instruments (Schedule of Fair Value Sensitivity Analysis for Fixed Rate Instruments) (Details) ₪ in Millions	Dec. 31, 2019 ILS (₪)
Share price risk [Member]
Disclosure of financial instruments by type of interest rate [line items]
Increase of 5% of Profit or loss	₪ 2
Increase of 10% of Profit or loss	3
Decrease of 5% of Profit or loss	(2)
Decrease of 10% of Profit or loss	(3)
Increase of 5% of equity	2
Increase of 10% of equity	3
Decrease of 5% of equity	(2)
Decrease of 10% of equity	(3)
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
1.0% increase in fair value sensitivity (net) of equity	(12)
1.0% decrease in fair value sensitivity (net) of equity	12
0.5% increase in fair value sensitivity (net) of equity	(6)
0.5% decrease in fair value sensitivity (net) of equity	6
1.0% increase in fair value sensitivity (net) of Profit or loss	(12)
1.0% decrease in fair value sensitivity (net) of Profit or loss	12
0.5% increase in fair value sensitivity (net) of Profit or loss	(6)
0.5% decrease in fair value sensitivity (net) of Profit or loss	₪ 6